Employee Benefit Plans - Amounts Recognized in Other Comprehensive (Gain) Loss (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Amounts recognized in other comprehensive (income) loss:
Total amount recognized	$ (2,123)	$ 3,919	$ (4,407)
Pension Benefits [Member]
Amounts recognized in other comprehensive (income) loss:
Net actuarial (loss) gain	(16)	4,650	(2,838)
Amortization of gain	(326)	(117)	(387)
Adjustment to Prior Service Cost due to purchase accounting	0	0	0
Total amount recognized	(342)	4,533	(3,225)
Healthcare & Life Ins [Member]
Amounts recognized in other comprehensive (income) loss:
Net actuarial (loss) gain	(1,720)	1,992	(1,048)
Prior service cost		(2,553)
Amortization of prior year service cost	174	174	180
Curtailment benefit		1,346
Amortization of gain	(235)	(227)	(314)
Adjustment to Prior Service Cost due to purchase accounting	0		0
Total amount recognized	$ (1,781)	$ 732	$ (1,182)